Taxation - Reconciliation of the Bermuda Statutory Tax Rate (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of the Bermuda Statutory Tax Rate [Abstract]
Bermuda statutory income tax rate	0.00%	0.00%	0.00%
Tax rates which are different from the statutory rate	(6.64%)	(6.49%)	(2.30%)
Adjustment attributable to prior years	1.60%	0.00%	0.00%
Change in valuation allowance	0.00%	1.57%	(1.29%)
Adjustments to uncertain tax positions	(0.26%)	(0.45%)	(0.30%)
Total	(5.30%)	(5.37%)	(3.89%)